ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total dividends paid	¥ 51,493	¥ 58,962
Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	60	83
Effective Date [Member] | Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	¥ 76	¥ 62